Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2021	$ 50	$ 751,963	$ 372,003	$ 3,272,095	$ 231,213	$ 4,627,324
Balance (in Shares) at Dec. 31, 2021	5,000,000
Dividend				(352,123)		(352,123)
Net (loss) income				2,133,188		2,133,188
Appropriation to statutory reserve			93,569	(93,569)
Shareholders’ contribution		145,345				145,345
Foreign currency translation adjustment					(479,845)	(479,845)
Balance at Dec. 31, 2022	$ 50	897,308	465,572	4,959,591	(248,632)	6,073,889
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net (loss) income				1,506,702		1,506,702
Foreign currency translation adjustment					(133,740)	(133,740)
Balance at Dec. 31, 2023	$ 50	897,308	465,572	6,466,293	(382,372)	$ 7,446,851
Balance (in Shares) at Dec. 31, 2023	5,000,000					5,000,000
Net (loss) income				(5,679,082)		$ (5,679,082)
Foreign currency translation adjustment					(37,187)	(37,187)
Shares issued in connection with initial public offering	$ 12	2,314,837				2,314,849
Shares issued in connection with initial public offering (in Shares)	1,207,500
Exercise of Underwriter Warrants
Exercise of Underwriter Warrants (in Shares)	12,100
Issuance of ordinary shares in connection with 2024 Equity Incentive Plan	$ 6	4,408,194				4,408,200
Issuance of ordinary shares in connection with 2024 Equity Incentive Plan (in Shares)	620,000
Balance at Dec. 31, 2024	$ 68	$ 7,620,339	$ 465,572	$ 787,211	$ (419,559)	$ 8,453,631
Balance (in Shares) at Dec. 31, 2024	6,839,600					6,839,600